Accounts Receivable, Net - Schedule of Movements in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in the Allowance for Credit Losses [Abstract]
Beginning balance	¥ (1,996)	¥ (931)
Addition in allowance for credit losses	(9,700)	(1,065)	¥ (946)
Ending balance	¥ (11,696)	¥ (1,996)	¥ (931)